Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Commitments and Contingencies
Commitments and Contingent Liabilities

Note 14-    Commitments and Contingencies

The Company is a party to credit-related financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The Company’s exposure to credit loss is represented by the contractual amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments.

As of September 30, 2024 and June 30, 2024, the following financial instruments were outstanding where contract amounts represent credit risk:

	September 30, 2024	June 30, 2024
Commitments to grant loans	$842,500	$1,341,500
Unused commitments under lines of credit	3,726,811	3,691,619
MPF credit enhancements	677,540	658,008

Commitments to grant loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Company, is based on management’s credit evaluation of the customer.

Mortgage Partnership Finance (MPF) credit enhancements allow the Company to share the credit risk associated with home mortgage finance with Federal Home Loan Bank (FHLB). MPF provides the Company the ability to originate, sell, and service fixed-rate, residential mortgage loans, and receive a Credit Enhancement Fee based on the performance of the loans. FHLB manages the liquidity, interest rate, and prepayment risks of the loans while the Company manages the credit risk of the loans. The Company will incur an obligation on a foreclosure loss only after a foreclosure loss exceeds the borrower’s equity, any private mortgage insurance, and the funded first loss account. Based on the delinquency results for states where properties are located and the Company’s historical loss experience, the estimated foreclosure losses are immaterial.

The Company, from time to time, may be a defendant in legal proceedings relating to the conduct of its banking business. Most of such legal proceedings are a normal part of the banking business and, in management’s opinion as of September 30, 2024, the financial condition and results of operations of the Company would not be materially affected by the outcome of such legal proceedings.

Note 18 - Commitments and Contingent Liabilities

The Company is a party to credit-related financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The Company’s exposure to credit loss is represented by the contractual amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments.

At June 30, 2024 and 2023, the following financial instruments were outstanding where contract amounts represent credit risk:

	June 30, 2024	June 30, 2023
Commitments to grant loans	$1,341,500	$407,904
Unused commitments under lines of credit	3,691,619	4,718,652
MPF credit enhancements	658,008	625,701

Commitments to grant loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Company, is based on management’s credit evaluation of the customer.

Of the outstanding commitments to grant loans at June 30, 2024, 19% were at fixed interest rates and 81% were at variable interest rates. Of the outstanding commitments to grant loans at June 30, 2023, 100% were at fixed interest rates and 0% were at variable interest rates.

Mortgage Partnership Finance (MPF) credit enhancements allow the Company to share the credit risk associated with home mortgage finance with Federal Home Loan Bank (FHLB). MPF provides the Company the ability to originate, sell, and service fixed-rate, residential mortgage loans, and receive a Credit Enhancement Fee based on the performance of the loans. FHLB manages the liquidity, interest rate, and prepayment risks of the loans while the Company manages the credit risk of the loans. The Company will incur an obligation on a foreclosure loss only after a foreclosure loss exceeds the borrower’s equity, any private mortgage insurance, and the funded first loss account. Based on the delinquency results for states where properties are located and the Company’s historical loss experience, the estimated foreclosure losses are immaterial.

The Company, from time to time, may be a defendant in legal proceedings relating to the conduct of its banking business. Most of such legal proceedings are a normal part of the banking business and, in management’s opinion, the financial condition and results of operations of the Company would not be materially affected by the outcome of such legal proceedings.